PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated October 27, 2023,
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 01/01/2009 and before 1/1/2020)
dated May 1, 2023 for Group Variable Universal Life Insurance Contracts

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective December 11, 2023, the PSF PGIM Jennison Focused Blend Portfolio (“the Merging Fund”) will merge into the PSF PGIM Jennison Blend Portfolio (“the Successor Fund”). As a result of the merger, the PSF PGIM Jennison Blend Portfolio will be added as an available investment option. All assets in the Merging Fund will automatically be transferred to the Successor Fund. Premium allocation, DCA, auto-rebalancing, and allocated charges programs that include the Merging Fund will be automatically updated to replace the Merging Fund with the Successor Fund. All references to PSF PGIM Jennison Focused Blend Portfolio in the APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.46%	(25.10)%	7.36%	10.61%

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
AICPA2SUP114

PROSPECTUS SUPPLEMENT
GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated October 27, 2023,
to Prospectus dated May 1, 2023
for Group Variable Universal Life Insurance

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective December 11, 2023, the PSF PGIM Jennison Focused Blend Portfolio (“the Merging Fund”) will merge into the PSF PGIM Jennison Blend Portfolio (“the Successor Fund”). All assets in the Merging Fund will automatically be transferred to the Successor Fund. Premium allocation, DCA, auto-rebalancing, and allocated charges programs that include the Merging Fund will be automatically updated to replace the Merging Fund with the Successor Fund. All references to PSF PGIM Jennison Focused Blend Portfolio will be deleted.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

GVULSUP218